Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Schedule of estimated useful lives of assets

Category:	Estimated Useful Life	Estimated Residual Value
Computer and electronic equipment	3~5 years	5%
Office furniture and equipment	3~5 years	5%
Vehicles	3~4 years	5%
Software	3~10 years	0%
Leasehold improvement	Lessor of useful life or lease term	0%

Schedule of other revenues in consolidated statements of comprehensive income

	Year Ended December 31,	Year Ended December 31,
	2019	2020
	RMB	RMB	US$
Late payment penalties	102,910	96,224	14,747
Others	170,523	1,559	239
Total	273,433	97,783	14,986

Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Schedule of other revenues in consolidated statements of comprehensive income

Year Ended
December 31,
2018
RMB
Late payment penalties and loan collection fees	113,313
Others	76,399
Total	189,712